Gabelli Funds, Inc.
One Corporate Center
Rye, New York 10580


May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re: The Gabelli International Growth Fund, Inc. (the "Fund") File Nos. 33-79994/811-8560

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Gabelli International Growth Fund, Inc. (the "Fund"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund, does not differ from those contained in Post-Effective Amendment No. 3 which was filed on April 30, 1997. The text of Post-Effective Amendment No. 3 was filed electronically.

        Please do not hesitate to contact the undersigned at (914) 912-5105 if you have questions regarding this certification.



Very truly yours,

GABELLI FUNDS, INC.

/s/ Bruce Alpert
Bruce Alpert
Vice President & Treasurer